SCHEDULE OF SHARES TO BE ISSUED LIABILITY (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Shares To Be Issued - Liability
Beginning Balance, January 2, 2020	$ 87,029
Shares to be issued	5,634,484	87,029
Shares issued	(5,092,397)
Ending Balance, September 30, 2020	$ 629,116	$ 87,029